Capital Structure and Financial Matters - Shareholdings by Directors and Executive Management (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executive Management
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	8,638,560	8,638,560	8,638,560
Niels Iversen Mller
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,292,604	4,292,604	4,292,604
Andreas Holm Mattsson
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,163,832	4,163,832	4,163,832
Lars Aage Staal Wegner
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	182,124	182,124	182,124
Board of Directors
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	379,188	864,864	803,844
Roberto Prego
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	310,248	310,248	310,248
Thomas William Wylonis
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		485,676	481,860
Marianne Sgaard
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	41,652	41,652
Steven Projan
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	27,288	27,288	11,736